Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cambria Shareholder Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	4.10%	3.40%	16.47%	(5.91%)	47.89%	13.51%	26.90%	(13.36%)	19.74%	15.26%
Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	34.23%	3.22%	12.95%	(5.15%)	17.68%	4.35%	17.83%	(13.66%)	28.46%	6.53%
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	28.52%	5.66%	17.97%	(14.94%)	11.73%	9.15%	21.84%	(14.39%)	38.25%
Cambria Global Value ETF
Prospectus [Line Items]
Annual Return [Percent]	55.13%	2.95%	13.78%	(8.40%)	10.81%	(8.25%)	16.42%	(13.46%)	28.75%	16.14%
Cambria Global Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	20.05%	7.02%	0.93%	(2.76%)	18.37%	2.56%	8.02%	(8.72%)	20.60%	4.31%
Cambria Value and Momentum Hedged Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	16.44%	6.29%	5.65%	8.54%	32.20%	(5.45%)	(5.20%)	(11.56%)	5.69%	3.79%
Cambria Global Asset Allocation ETF
Prospectus [Line Items]
Annual Return [Percent]	17.96%	5.72%	8.66%	(8.69%)	10.50%	9.49%	15.13%	(6.84%)	15.22%	8.64%
Cambria Tail Risk ETF
Prospectus [Line Items]
Annual Return [Percent]	5.74%	(9.98%)	(12.98%)	(13.15%)	(12.81%)	6.98%	(13.99%)	2.33%
Cambria Trinity ETF
Prospectus [Line Items]
Annual Return [Percent]	16.21%	3.92%	4.53%	(3.66%)	15.49%	1.77%	8.87%
Cambria Global Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	4.65%	7.92%	2.54%	(14.92%)	22.08%
Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	10.44%
Cambria Tactical Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	4.21%
Cambria LargeCap Shareholder Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	12.84%